UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-04700

                         The Gabelli Equity Trust Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                                 Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                           Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:   December 31

Date of reporting period:  June 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Equity Trust Inc.

Semiannual Report — June 30, 2019

To Our Shareholders,

For the six months ended June 30, 2019, the net asset value (NAV) total return of The Gabelli Equity Trust Inc. (the Fund) was 18.4%, compared with total returns of 18.5% and 15.4% for the Standard & Poor’s (S&P) 500 Index and the Dow Jones Industrial Average, respectively. The total return for the Fund’s publicly traded shares was 27.5%. The Fund’s NAV per share was $5.91, while the price of the publicly traded shares closed at $6.18 on the New York Stock Exchange (NYSE). See below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2019.

Comparative Results

Average Annual Returns through June 30, 2019 (a) (Unaudited)
	Year to Date	1 Year	5 Year	10 Year	15 Year	20 Year	25 Year	Since Inception (08/21/86)
Gabelli Equity Trust
NAV Total Return (b)	18.43%	4.98%	6.87%	15.47%	9.70%	8.39%	10.12%	10.73%
Investment Total Return (c)	27.47	10.06	7.40	14.72	9.97	8.55	9.89	10.63
S&P 500 Index	18.54	10.42	10.71	14.70	8.75	5.90	9.97	10.22(d)
Dow Jones Industrial Average	15.36	12.14	12.24	14.97	9.14	7.02	10.83	11.20(d)
Nasdaq Composite Index	21.30	7.77	13.72	16.69	10.16	6.11	10.63	10.03(e)

(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund’s use of leverage may magnify the volatility of net asset value changes versus funds that do not employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The Dow Jones Industrial Average is an unmanaged index of 30 large capitalization stocks. The S&P 500 and the Nasdaq Composite Indices are unmanaged indicators of stock market performance. Dividends are considered reinvested except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, adjustments for rights offerings, spin-offs, and taxes paid on undistributed long term capital gains and are net of expenses. Since inception return is based on an initial NAV of $9.34.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions, and adjustments for rights offerings, spin-offs, and taxes paid on undistributed long term capital gains. Since inception return is based on an initial offering price of $10.00.

(d)	From August 31, 1986, the date closest to the Fund’s inception for which data are available.
(e)	From September 30, 1986, the date closest to the Fund’s inception for which data are available.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2019:

The Gabelli Equity Trust Inc.

Food and Beverage	11.9%
Financial Services	10.1%
Equipment and Supplies	7.3%
Diversified Industrial	5.3%
Health Care	5.2%
Entertainment	5.0%
Consumer Services	4.6%
Business Services	4.6%
Consumer Products	3.8%
Energy and Utilities	3.6%
Cable and Satellite	3.6%
Automotive: Parts and Accessories	3.5%
Broadcasting	3.0%
Aerospace and Defense	2.8%
Machinery	2.7%
Telecommunications	2.6%
Electronics	2.5%
Retail	2.3%
Specialty Chemicals	2.0%

Environmental Services	2.0%
Hotels and Gaming	1.9%
Aviation: Parts and Services	1.5%
Building and Construction	1.0%
Wireless Communications	0.9%
Computer Software and Services	0.8%
Automotive	0.8%
Closed-End Funds	0.7%
U.S. Government Obligations	0.7%
Metals and Mining	0.6%
Transportation	0.5%
Communications Equipment	0.5%
Publishing	0.5%
Real Estate	0.5%
Agriculture	0.5%
Manufactured Housing and Recreational Vehicles	0.2%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Gabelli Equity Trust Inc.

Portfolio Changes — Six Months Ended June 30, 2019 (Unaudited)

	Shares	Ownership at June 30, 2019
NET PURCHASES
Common Stocks
Acorda Therapeutics Inc.	2,500	10,411
Alcon Inc.	16,200	16,200
Alkermes plc	2,000	2,000
Alnylam Pharmaceuticals Inc.	5,500	7,500
Aptinyx Inc.	15,901	15,901
Ardagh Group SA	4,000	4,000
Armstrong Flooring Inc.	38,210	78,210
Astec Industries Inc.	7,000	25,000
Axogen Inc.	9,600	9,600
Axovant Gene Therapies Ltd.(a)	2,596	2,596
Bank of America Corp.	30,000	90,000
BioTelemetry Inc.	8,000	8,000
Bristol-Myers Squibb Co.	8,700	155,000
CBS Corp., Cl. A, Voting	10,700	251,000
CBS Corp., Cl. B, Non-Voting	10,000	20,000
CenturyLink Inc.	14,750	50,000
Clear Channel Outdoor Holdings Inc.	180,035	180,035
Clovis Oncology Inc.	16,500	31,400
Colfax Corp.	25,000	25,000
Comcast Corp., Cl. A	19,000	193,000
Conagra Brands Inc.	90,000	265,000
Corteva Inc.(b)	15,000	15,000
Covetrus Inc.(c)	69,000	69,000
CytomX Therapeutics Inc.	6,000	6,000
Dana Inc.	9,000	240,900
Dover Motorsports Inc.	418,000	418,000
Dow Inc.(b)	28,333	28,333
DuPont de Nemours Inc.(b)	38,333	38,333
EchoStar Corp., Cl. A	9,000	48,933
Edgewell Personal Care Co.	31,000	205,000
Editas Medicine Inc.	1,000	2,000
Energizer Holdings Inc.	28,000	167,000
EnPro Industries Inc.	10,000	10,000
Ensco Rowan plc, Cl. A	79,062	79,062
Entercom Communications Corp., Cl. A	70,000	500,000
Evoqua Water Technologies Corp.	2,296	2,296
Flowserve Corp.	30,000	252,000
Fox Corp., Cl. A	161,733	161,733
Fox Corp., Cl. B	134,999	134,999
G1 Therapeutics Inc.	2,000	2,000
GAM Holding AG	10,000	30,000
GCP Applied Technologies Inc.	61,500	61,500
Globus Medical Inc., Cl. A	1,000	1,000
Gritstone Oncology Inc.	6,000	6,000
Grupo Televisa SAB, ADR	70,000	586,000
Halliburton Co.	45,000	251,700
Herc Holdings Inc.	53,676	210,235
Inogen Inc.	6,900	6,900
Internap Corp.	264,999	515,874
IRIDEX Corp.	5,000	10,000

	Shares	Ownership at June 30, 2019
KLX Energy Services Holdings Inc.	11,000	60,615
L3Harris Technologies Inc.	15,001	15,001
LivaNova plc	1,000	1,000
Livent Corp.(d)	9,353	9,353
Lowe’s Companies Inc.	5,000	34,000
Mallinckrodt plc	1,000	10,500
Marinus Pharmaceuticals Inc.	10,000	27,000
Matthews International Corp., Cl. A	11,000	18,000
Meridian Bioscience Inc.	1,500	5,500
MGM Resorts International	86,000	236,000
Molson Coors Brewing Co., Cl. B	10,000	60,000
MSG Networks Inc., Cl. A	3,000	282,600
Mueller Water Products Inc., Cl. A	70,000	300,000
Mylan NV	6,000	6,000
Myriad Genetics Inc.	3,000	4,000
Neuronetics Inc.	9,500	9,500
New York Community Bancorp Inc.	80,000	80,000
Newell Brands Inc.	65,000	65,000
Nuvectra Corp.	3,000	3,000
PetMed Express Inc.	7,000	16,800
PGT Innovations Inc.	40,000	40,000
Phillips 66	10,000	42,100
Puma Biotechnology Inc.	1,500	8,500
Rayonier Advanced Materials Inc.	334	10,000
Resideo Technologies Inc.	35,000	110,334
Retrophin Inc.	2,000	2,000
ReWalk Robotics Ltd.	27,064	27,064
Rockwell Medical Inc.	16,121	16,121
Rolls-Royce Holdings plc, Cl. C(e)	85,839,000	85,839,000
Sinclair Broadcast Group Inc., Cl. A	4,500	4,500
T2 Biosystems Inc.	13,000	13,000
Take-Two Interactive Software Inc.	8,000	8,000
Teva Pharmaceutical Industries Ltd., ADR	5,000	13,000
Textron Inc.	10,600	84,000
The Blackstone Group Inc., Cl. A	28,000	28,000
The PNC Financial Services Group Inc.	7,000	17,000
The Walt Disney Co.	103,000	103,000
Tootsie Roll Industries Inc.(f)	3,570	138,500
United Therapeutics Corp.	1,300	5,000
USANA Health Sciences Inc.	3,400	3,400
Valeritas Holdings Inc.(g)	11,996	11,996
Viacom Inc., Cl. B	5,000	5,000
Vodafone Group plc, ADR	21,973	70,000
W. R. Berkley Corp.(h)	2,500	15,500
Walgreens Boots Alliance Inc.	2,000	64,000
Weatherford International plc	450,000	712,300
Weight Watchers International Inc.	3,000	9,500
William Hill plc	200,000	200,000
Zafgen Inc.	22,000	22,000
Zayo Group Holdings Inc.	10,000	30,000
Zomedica Pharmaceuticals Corp.	8,688	8,688

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Portfolio Changes (Continued) — Six Months Ended June 30, 2019 (Unaudited)

	Shares	Ownership at June 30, 2019
Rights
Hertz Global Holdings Inc., expire 07/12/2019(i)	210,000	210,000
NET SALES
Common Stocks
ACADIA Pharmaceuticals Inc.	(3,000)	6,500
Achaogen Inc.	(191,000)	-
Adient plc	(7,162)	8,000
Alexion Pharmaceuticals Inc.	(3,500)	-
Allergan plc	(6,300)	14,300
Alphabet Inc., Cl. C	(500)	3,000
American Express Co.	(5,000)	345,000
AmerisourceBergen Corp.	(4,700)	20,000
AMETEK Inc.	(5,000)	398,000
Ampco-Pittsburgh Corp.	(3,227)	160,000
Anadarko Petroleum Corp.	(12,000)	27,000
Anika Therapeutics Inc.	(6,000)	-
Apache Corp.	(9,000)	50,000
Apple Inc.	(1,000)	4,000
Arconic Inc.	(11,666)	30,000
Argo Group International Holdings Ltd.	(698)	16,000
AT&T Inc.	(143,740)	108,452
Avon Products Inc.	(60,000)	100,000
Axovant Sciences Ltd.(a)	(20,771)	-
Barrick Gold Corp.	(4,000)	50,000
Bausch Health Cos. Inc.	(4,000)	1,000
Belmond Ltd., Cl. A	(49,000)	-
Biogen Inc.	(2,200)	7,000
BioScrip Inc.	(167,368)	2,766,451
Blucora Inc.	(2,000)	13,000
Bluebird Bio Inc.	(1,500)	-
BorgWarner Inc.	(14,000)	93,600
Boston Scientific Corp.	(40,000)	210,000
Cardiovascular Systems Inc.	(3,000)	-
Charter Communications Inc., Cl. A	(3,000)	26,358
Check Point Software Technologies Ltd.	(500)	5,500
Cincinnati Bell Inc.	(20,000)	73,000
CIRCOR International Inc.	(11,409)	127,591
Citigroup Inc.	(2,000)	97,000
Clear Channel Outdoor Holdings Inc., Cl. A	(180,035)	-
ConocoPhillips	(5,000)	172,000
Corning Inc.	(10,000)	275,000
Coty Inc., Cl. A	(45,600)	-
CRISPR Therapeutics AG	(1,000)	1,000
Cullen/Frost Bankers Inc.	(4,000)	5,000
Curtiss-Wright Corp.	(1,500)	223,300
Cutera Inc.	(1,000)	17,900
CVS Health Corp.	(19,000)	85,000
Danone SA	(5,000)	196,500
Deere & Co.	(5,000)	175,000
Demant A/S	(6,000)	244,000

	Shares	Ownership at June 30, 2019
Diebold Nixdorf Inc.	(82,290)	228,000
DISH Network Corp., Cl. A	(59,500)	100,400
Donnelley Financial Solutions, Inc.	(25,000)	-
DowDuPont Inc.(b)	(105,000)	-
El Paso Electric Co.	(4,000)	200,000
Energy Transfer LP	(7,000)	55,000
Evergy Inc.	(22,000)	20,000
Evolus Inc.	(500)	4,500
First Data Corp., Cl. A	(20,000)	40,000
frontdoor Inc.	(2,500)	-
GCI Liberty Inc., Cl. A	(5,000)	78,935
General Electric Co.(j)	(20,000)	220,000
GenOn Energy Inc., Escrow	(140,000)	-
Genuine Parts Co.	(1,000)	248,200
Gogo Inc.	(155,409)	304,282
Granite Construction Inc.	(12,150)	-
Griffon Corp.	(4,942)	75,000
Groupon Inc.	(125,000)	225,000
H&R Block Inc.	(13,000)	50,000
H.B. Fuller Co.	(7,000)	24,000
Hanesbrands Inc.	(5,000)	85,000
Harris Corp.	(32,001)	-
Hertz Global Holdings Inc.(k)	(10,000)	210,000
Hewlett Packard Enterprise Co.	(10,000)	240,000
Honeywell International Inc.	(4,000)	294,000
IDEX Corp.	(1,000)	209,000
Incyte Corp.	(1,900)	6,500
International Flavors & Fragrances Inc.	(2,000)	53,000
InterXion Holding NV	(1,000)	22,000
J.C. Penney Co. Inc.	(40,000)	60,000
Janus Henderson Group plc	(20,000)	80,000
Johnson Controls International plc	(55,814)	272,528
Kerry Group plc, Cl. A	(1,400)	62,100
Keurig Dr Pepper Inc.	(30,000)	72,400
Legg Mason Inc.	(5,000)	140,000
LeMaitre Vascular Inc.	(1,000)	600
Lennar Corp., Cl. A	(20,000)	17,500
Liberty Broadband Corp., Cl. C	(1,000)	62,192
Liberty Global plc, Cl. C	(16,829)	326,064
Liberty Media Corp.- Liberty Formula One, Cl. A	(1,200)	88,050
Lions Gate Entertainment Corp., Cl. B	(2,096)	46,545
Macy’s Inc.	(7,000)	295,000
Marriott Vacations Worldwide Corp.	(1,600)	2,000
Mastercard Inc., Cl. A	(9,500)	244,500
Mattel Inc.	(5,000)	20,000
McKesson Corp.	(1,000)	-
Mondelēz International Inc., Cl. A	(25,000)	340,000
National Presto Industries Inc.	(500)	10,500
Natus Medical Inc.	(573)	2,427
NeoGenomics Inc.	(8,602)	-
Nevro Corp.	(10,500)	3,000

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Portfolio Changes (Continued) — Six Months Ended June 30, 2019 (Unaudited)

	Shares	Ownership at June 30, 2019
Novartis AG, ADR(l)	(1,000)	83,000
NuVasive Inc.	(1,600)	4,400
Och-Ziff Capital Management Group Inc., Cl. A(i)	(40,500)	4,500
O’Reilly Automotive Inc.	(10,000)	60,000
Patterson-UTI Energy Inc.	(27,500)	107,500
Penske Automotive Group Inc.	(3,000)	7,000
PepsiCo Inc.	(2,000)	158,000
PetIQ Inc.	(7,000)	43,000
Qurate Retail Inc.	(10,000)	241,265
Reading International Inc., Cl. A	(4,000)	10,000
Replimune Group Inc.	(5,000)	-
Rite Aid Corp.(m)	(50,000)	-
Rollins Inc.	(20,000)	1,885,000
Rolls-Royce Holdings plc, Cl. C	(55,614,000)	-
Rowan Companies plc, Cl. A	(115,000)	-
RPC Inc.	(65,805)	32,680
Sensient Technologies Corp.	(21,000)	144,800
SGL Carbon SE	(1,000)	17,000
SunTrust Banks Inc.	(2,000)	15,000
Superior Industries International Inc.	(5,000)	68,000
Tandem Diabetes Care Inc.	(6,000)	2,135
Telephone & Data Systems Inc.	(10,000)	553,700
TESARO Inc.	(2,400)	-
Texas Instruments Inc.	(6,000)	227,000
The Blackstone Group LP	(25,000)	-
The Boeing Co.	(1,000)	34,000
The Coca-Cola Co.	(10,000)	89,600
The Dun & Bradstreet Corp.	(12,300)	-
The Hain Celestial Group Inc.	(55,426)	72,000
The Interpublic Group of Companies Inc.	(20,000)	260,000
The Kraft Heinz Co.	(40,000)	45,000
The Madison Square Garden Co., Cl. A	(300)	103,867
TimkenSteel Corp.	(15,000)	200,000
Tribune Media Co., Cl. A	(27,000)	3,000
Twenty-First Century Fox Inc., Cl. A	(485,200)	-
Twenty-First Century Fox Inc., Cl. B	(405,000)	-
UnitedHealth Group Inc.	(2,000)	47,000
Waste Management Inc.	(8,000)	145,600
Watts Water Technologies Inc., Cl. A	(5,000)	126,000
Weyerhaeuser Co., REIT	(5,000)	15,000
Xylem Inc.	(12,000)	220,000
Zimmer Biomet Holdings Inc.	(5,500)	13,500

	Shares	Ownership at June 30, 2019
Zoetis Inc.	(3,000)	32,000
Rights
Ladbrokes plc, CVR	(579,400)	-

(a)	Reverse Split - 1 New share of Axovant Gene Therapies Ltd. (BK5H4W5) for every 8 old shares of Axovant Sciences Ltd. (BYYT6W4) held.
(b)

Spin-off - 0.3333 new shares of Dupont De Nemours (26614N102) plus 0.3333 new share of Corteva Inc. (22052L104) for every 3 shares of Dow Dupont Inc. 23,333 shares of Corteva Inc. were sold after the spin-off. Spin-off- 1 Dow Inc. (260557103) for every 3 shares of DuPont De Nemours Inc. (26078J100) held.

(c)	Spin-off- 2 New Covetrus Inc. (22304C100) shares for every 5 shares of Henry Schein Inc.(806407102) held. 44,600 shares of Covetrus Inc. were purchased after the spin-off.
(d)	Spin-off - 0.935301 new share of Livent Corp. (53814L108) for every 1share of FMC Corp. (302491303) held.
(e)	Bonus Issue of Shares - 71 New Rolls-Royce Holdings plc, Cl. C (BJ02V94) for every 1 Rolls-Royce Holdings plc. (B63H849) common share held.
(f)	Stock dividend - 0.03 shares for every 1 share held.
(g)	Stock Split - 1 New share of Valeritas Holdings Inc. (91914N301) for every 20 old shares of Valeritas Holdings Inc. (91914N202) held. 8,000 shares were purchased after stock split.
(h)	Stock Split - 3 New shares of W. R. Berkley Corp. (084423102) for every 2 old shares held.
(i)	Reverse Split - 0.10 New share of Och-Ziff Capital Management Group LLC, Cl. A (67551U204) for every 1 share of Och-Ziff Capital Management Group Inc., Cl. A.
(j)

Spin-off- 0.005371 Westinghouse Air Brake Technologies Corp. (929740108) share for every 1 share of General Electric Co. (369604103) held. 240,000 shares of General Electric Co. were purchased and 20,000 shares were sold after the spin-off.

(k)

Rights Offering - 1 Hertz Global Holdings Inc. expire 07/12/2019 (42806J114) right for every 1 share of Hertz Global Holdings Inc. (42806J106) held.0.688285 Hertz Global Holdings Inc. (42806J106) shares for every 1 right exercised.

(l)	Spin-off- 1 New Alcon Inc.(BJXBP41) share for every 5 shares of Novartis AG, ADR (66987V109) held.
(m)	Consolidation of Shares - 1 New share of Rite Aid Corp. (767754872) for every 20 old shares of Rite Aid Corp. (767754104) held. 2,500 shares of Rite Aid Corp. were sold after consolidation.

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments — June 30, 2019 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 98.6%
	Food and Beverage — 11.9%
3,000	Ajinomoto Co. Inc.	$52,866	$51,978
105,200	Brown-Forman Corp., Cl. A	1,456,472	5,786,000
49,300	Brown-Forman Corp., Cl. B	1,130,138	2,732,699
63,800	Campbell Soup Co.	1,781,130	2,556,466
65,000	Chr. Hansen Holding A/S	2,725,303	6,103,761
15,000	Coca-Cola European Partners plc	275,290	847,500
265,000	Conagra Brands Inc.	7,421,799	7,027,800
30,000	Constellation Brands Inc., Cl. A	376,266	5,908,200
18,000	Crimson Wine Group Ltd.†	91,848	144,000
196,500	Danone SA	9,534,322	16,646,294
1,277,600	Davide Campari-Milano SpA	3,498,059	12,515,520
127,000	Diageo plc, ADR	11,895,752	21,884,640
80,000	Flowers Foods Inc.	263,976	1,861,600
77,800	Fomento Economico Mexicano SAB de CV, ADR	3,108,750	7,527,150
40,000	General Mills Inc.	1,885,325	2,100,800
1,848,400	Grupo Bimbo SAB de CV, Cl. A	2,624,248	3,853,050
41,300	Heineken NV	1,962,995	4,608,874
11,000	Ingredion Inc.	162,440	907,390
105,000	ITO EN Ltd.	2,422,898	4,888,930
27,000	Kellogg Co.	1,489,530	1,446,390
62,100	Kerry Group plc, Cl. A	714,019	7,414,462
72,400	Keurig Dr Pepper Inc.	2,391,750	2,092,360
50,000	Lamb Weston Holdings Inc.	1,785,039	3,168,000
9,700	LVMH Moet Hennessy Louis Vuitton SE	335,341	4,128,481
20,000	Maple Leaf Foods Inc.	365,417	438,013
60,000	Molson Coors Brewing Co., Cl. B	3,751,665	3,360,000
340,000	Mondelēz International Inc., Cl. A	12,710,555	18,326,000
14,000	Morinaga Milk Industry Co. Ltd.	299,202	553,819
41,000	Nestlé SA	1,791,828	4,244,479
158,000	PepsiCo Inc.	13,389,123	20,718,540
39,200	Pernod Ricard SA	3,228,300	7,223,270
31,000	Post Holdings Inc.†	2,232,792	3,223,070
41,500	Remy Cointreau SA	2,589,709	5,983,649
89,600	The Coca-Cola Co.	2,869,378	4,562,432
72,000	The Hain Celestial Group Inc.†	1,817,602	1,576,800
18,500	The J.M. Smucker Co.	1,791,781	2,131,015
45,000	The Kraft Heinz Co.	2,906,089	1,396,800
138,500	Tootsie Roll Industries Inc.	1,751,708	5,114,805
48,000	Tyson Foods Inc., Cl. A	397,211	3,875,520
341,000	Yakult Honsha Co. Ltd.	9,700,538	20,083,940

		120,978,454	229,014,497

Shares		Cost	Market Value
	Financial Services — 10.1%
345,000	American Express Co.(a)	$28,856,296	$42,586,800
25,000	American International Group Inc.	1,374,505	1,332,000
16,000	Argo Group International Holdings Ltd.	371,865	1,184,800
72,585	Banco Santander SA, ADR	548,401	332,439
90,000	Bank of America Corp.	2,725,874	2,610,000
113	Berkshire Hathaway Inc., Cl. A†	332,448	35,973,550
11,000	CIT Group Inc.	479,878	577,940
97,000	Citigroup Inc.	4,841,366	6,792,910
5,000	Cullen/Frost Bankers Inc.	361,440	468,300
30,000	Deutsche Bank AG	778,621	228,900
30,000	Fidelity National Financial Inc.	1,064,754	1,209,000
30,000	GAM Holding AG†	212,026	138,660
50,000	H&R Block Inc.	1,217,976	1,465,000
5,000	I3 Verticals Inc., Cl. A†	75,042	147,250
40,000	Interactive Brokers Group Inc., Cl. A	643,310	2,168,000
80,000	Janus Henderson Group plc	2,514,621	1,712,000
88,000	Jefferies Financial Group Inc	1,259,355	1,692,240
61,400	JPMorgan Chase & Co.	3,250,397	6,864,520
29,800	Kinnevik AB, Cl. A	494,015	810,293
140,000	Legg Mason Inc.	4,025,995	5,359,200
14,000	Loews Corp.	558,454	765,380
100,000	Marsh & McLennan Companies Inc.	4,026,856	9,975,000
9,000	Moody’s Corp.	312,150	1,757,790
80,000	New York Community Bancorp Inc.	899,228	798,400
4,500	Och-Ziff Capital Management Group Inc., Cl. A	90,116	103,320
20,000	PayPal Holdings Inc.†	651,955	2,289,200
62,000	S&P Global Inc.	3,545,109	14,122,980
161,100	State Street Corp.	8,115,787	9,031,266
15,000	SunTrust Banks Inc.	316,604	942,750
112,400	T. Rowe Price Group Inc.	6,592,342	12,331,404
28,000	The Blackstone Group Inc., Cl. A	984,750	1,243,760
212,500	The Bank of New York Mellon Corp.	6,816,744	9,381,875
20,000	The Charles Schwab Corp.	292,250	803,800
17,000	The PNC Financial Services Group Inc.	1,867,763	2,333,760
3,000	TransUnion	128,898	220,530
15,500	W. R. Berkley Corp.	380,920	1,021,915
170,000	Waddell & Reed Financial Inc., Cl. A	3,871,168	2,833,900
230,000	Wells Fargo & Co.	7,227,021	10,883,600

		102,106,300	194,494,432

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Equipment and Supplies — 7.3%
398,000	AMETEK Inc.	$15,413,644	$36,154,320
7,000	Amphenol Corp., Cl. A	12,928	671,580
4,000	Ardagh Group SA	59,723	70,000
127,591	CIRCOR International Inc.†	4,548,457	5,869,186
325,800	Donaldson Co. Inc.	7,692,826	16,570,188
252,000	Flowserve Corp.	7,492,973	13,277,880
37,400	Franklin Electric Co. Inc.	215,706	1,776,500
209,000	IDEX Corp.	16,292,608	35,977,260
43,000	Ingersoll-Rand plc	928,418	5,446,810
100,000	Mueller Industries Inc.	2,565,501	2,927,000
300,000	Mueller Water Products Inc., Cl. A	3,282,173	2,946,000
13,000	Sealed Air Corp.	208,280	556,140
45,000	Tenaris SA, ADR	1,981,220	1,183,950
80,000	The Timken Co.	3,018,718	4,107,200
59,600	The Weir Group plc	250,790	1,170,535
126,000	Watts Water Technologies Inc., Cl. A	5,663,744	11,740,680
4,000	Welbilt Inc.†	19,596	66,800

		69,647,305	140,512,029

	Diversified Industrial — 5.3%
8,000	Acuity Brands Inc.	1,045,758	1,103,280
160,000	Ampco-Pittsburgh Corp.†	2,097,308	644,800
25,000	Colfax Corp.†	623,949	700,750
170,100	Crane Co.	8,699,432	14,193,144
10,000	EnPro Industries Inc.	650,376	638,400
220,000	General Electric Co.	2,518,628	2,310,000
15,000	Graf Industrial Corp.†	150,000	153,525
127,000	Greif Inc., Cl. A	2,692,735	4,133,850
12,000	Greif Inc., Cl. B	727,946	523,800
75,000	Griffon Corp.	1,445,882	1,269,000
294,000	Honeywell International Inc.	28,450,838	51,329,460
3,500	IntriCon Corp.†	82,415	81,760
97,000	ITT Inc.	2,136,880	6,351,560
11,000	Jardine Strategic Holdings Ltd.	222,951	419,430
40,000	Kennametal Inc.	895,654	1,479,600
50,000	Myers Industries Inc.	818,952	963,500
35,000	nVent Electric plc	381,839	867,650
85,000	Park-Ohio Holdings Corp.	892,930	2,770,150
10,000	Rayonier Advanced Materials Inc.	156,631	64,900
30,000	Rexnord Corp.†	630,867	906,600
50,000	Schultze Special Purpose Acquisition Corp.†	500,000	509,000
31,000	ServiceMaster Global Holdings Inc.†	959,380	1,614,790
11,500	Sulzer AG	592,231	1,256,966
84,000	Textron Inc.	4,768,750	4,455,360
100,000	Toray Industries Inc.	771,663	759,820

Shares		Cost	Market Value
12,000	Tredegar Corp.	$171,530	$199,440
85,000	Trinity Industries Inc.	1,397,210	1,763,750

		64,482,735	101,464,285

	Health Care — 5.2%
6,500	ACADIA Pharmaceuticals Inc.†	99,377	173,745
10,411	Acorda Therapeutics Inc.†	186,064	79,852
1,000	Aerie Pharmaceuticals Inc.†	34,020	29,550
20,000	Akorn Inc.†	110,205	103,000
16,200	Alcon Inc.†	574,003	1,005,210
2,000	Alkermes plc†	48,540	45,080
14,300	Allergan plc	2,042,780	2,394,249
7,500	Alnylam Pharmaceuticals Inc.†	555,248	544,200
20,000	AmerisourceBergen Corp.	1,673,215	1,705,200
32,000	Amgen Inc.	2,587,279	5,896,960
1,000	AngioDynamics Inc.†	19,005	19,690
15,901	Aptinyx Inc.†	64,622	53,109
1,500	Arena Pharmaceuticals Inc.†	50,630	87,945
2,200	AtriCure Inc.†	36,243	65,648
9,600	Axogen Inc.†	159,542	190,080
2,596	Axovant Gene Therapies Ltd.†	46,529	16,173
1,000	Bausch Health Cos. Inc.†	21,780	25,220
13,000	Baxter International Inc.	400,407	1,064,700
7,000	Biogen Inc.†	1,589,856	1,637,090
1,500	BioMarin Pharmaceutical Inc.†	118,526	128,475
2,766,451	BioScrip Inc.†	5,713,103	7,192,773
8,000	BioTelemetry Inc.†	388,910	385,200
210,000	Boston Scientific Corp.†	5,456,988	9,025,800
155,000	Bristol-Myers Squibb Co.	8,261,043	7,029,250
1,500	Celgene Corp.†	98,030	138,660
4,868	Cigna Corp.	937,667	766,953
31,400	Clovis Oncology Inc.†	808,111	466,918
104,056	ConforMIS Inc.†	142,681	453,684
69,000	Covetrus Inc.†	1,800,404	1,687,740
1,000	CRISPR Therapeutics AG†	23,870	47,100
17,900	Cutera Inc.†	507,699	371,962
6,000	CytomX Therapeutics Inc.†	60,611	67,320
244,000	Demant A/S†	2,221,329	7,586,725
6,000	Dermira Inc.†	56,600	57,360
2,000	Editas Medicine Inc.†	41,140	49,480
2,000	ElectroCore Inc.†	28,040	4,000
25,267	Electromed Inc.†	128,953	137,705
17,200	Endo International plc†	127,782	70,864
4,500	Evolus Inc.†	71,374	65,790
2,000	G1 Therapeutics Inc.†	29,540	61,320
10,370	GenMark Diagnostics Inc.†	44,815	67,301
1,000	Globus Medical Inc., Cl. A†	40,696	42,300
6,000	Gritstone Oncology Inc.†	65,168	66,840
61,000	Henry Schein Inc.†	1,700,084	4,263,900

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
500	ICU Medical Inc.†	$107,502	$125,955
6,500	Incyte Corp.†	617,516	552,240
46,800	Indivior plc†	28,408	25,360
6,900	Inogen Inc.†	528,058	460,644
2,000	Intellia Therapeutics Inc.†	25,140	32,740
10,000	IRIDEX Corp.†	46,648	45,500
37,000	Johnson & Johnson	2,596,768	5,153,360
7,000	Jounce Therapeutics Inc.†	54,040	34,650
28,323	Lannett Co. Inc.†	264,804	171,637
600	LeMaitre Vascular Inc.	17,412	16,788
1,000	LivaNova plc†	68,730	71,960
10,500	Mallinckrodt plc†	149,520	96,390
27,000	Marinus Pharmaceuticals Inc.†	123,443	112,050
105,200	Merck & Co. Inc.	5,251,624	8,821,020
5,500	Meridian Bioscience Inc.	79,650	65,340
6,000	Mylan NV†	126,780	114,240
4,000	Myriad Genetics Inc.†	108,830	111,120
17,559	Nabriva Therapeutics plc†	47,240	42,668
2,427	Natus Medical Inc.†	65,947	62,350
5,000	Nektar Therapeutics†	236,762	177,900
9,500	Neuronetics Inc.†	125,865	118,845
3,000	Nevro Corp.†	111,190	194,490
83,000	Novartis AG, ADR	4,261,417	7,578,730
4,400	NuVasive Inc.†	214,420	257,576
3,000	Nuvectra Corp.†	27,260	10,050
2,000	Orthofix Medical Inc.†	103,329	105,760
9,859	Patterson Cos. Inc.	231,487	225,771
1,000	Perrigo Co. plc	38,520	47,620
8,500	Puma Biotechnology Inc.†	198,918	108,035
1,037	Ra Pharmaceuticals Inc.†	6,200	31,183
500	Regeneron Pharmaceuticals Inc.†	159,786	156,500
2,000	Retrophin Inc.†	37,040	40,180
27,064	ReWalk Robotics Ltd.†	94,116	117,728
16,121	Rockwell Medical Inc.†	54,685	48,524
3,000	Sangamo Therapeutics Inc.†	39,060	32,310
5,500	Sol-Gel Technologies Ltd.†	33,500	50,077
13,000	T2 Biosystems Inc.†	35,660	21,840
2,135	Tandem Diabetes Care Inc.†	5,380	137,750
13,000	Teva Pharmaceutical Industries Ltd., ADR†	211,260	119,990
5,000	United Therapeutics Corp.†	484,765	390,300
47,000	UnitedHealth Group Inc.	8,187,456	11,468,470
3,400	USANA Health Sciences Inc.†	261,289	270,062
11,996	Valeritas Holdings Inc.†	56,778	31,430
4,000	Waters Corp.†	285,470	860,960
22,000	Zafgen Inc.†	59,317	26,180
13,500	Zimmer Biomet Holdings Inc.	1,363,034	1,589,490
32,000	Zoetis Inc.	1,044,327	3,631,680

Shares		Cost	Market Value
8,688	Zomedica Pharmaceuticals Corp.†	$2,563	$1,999
21,297	Zosano Pharma Corp.†	87,283	69,641

		67,538,706	99,409,204

	Entertainment — 5.0%
26,358	Charter Communications Inc., Cl. A†	6,516,053	10,416,154
41,600	Discovery Inc., Cl. A†	1,391,742	1,277,120
309,800	Discovery Inc., Cl. C†	5,276,607	8,813,810
418,000	Dover Motorsports Inc.	856,900	869,440
50,000	Entertainment One Ltd.	140,629	252,086
90,000	Genting Singapore Ltd.	74,910	61,197
586,000	Grupo Televisa SAB, ADR	8,985,991	4,945,840
21,500	Liberty Media Corp.-Liberty Braves, Cl. A†	479,343	597,700
95,758	Liberty Media Corp.-Liberty Braves, Cl. C†	1,739,854	2,678,351
46,545	Lions Gate Entertainment Corp., Cl. B	1,214,824	540,387
10,000	Live Nation Entertainment Inc.†	274,451	662,500
10,000	Reading International Inc., Cl. A†	155,401	129,800
8,000	Take-Two Interactive Software Inc.†	809,673	908,240
103,867	The Madison Square Garden Co., Cl. A†	9,225,782	29,076,528
103,000	The Walt Disney Co.	7,013,875	14,382,920
40,000	Tokyo Broadcasting System Holdings Inc.	796,181	682,651
65,000	Universal Entertainment Corp.	931,984	1,938,274
313,615	Viacom Inc., Cl. A	14,075,873	10,694,271
5,000	Viacom Inc., Cl. B	148,000	149,350
240,000	Vivendi SA	5,803,696	6,607,007

		65,911,769	95,683,626

	Consumer Services — 4.6%
20,000	eBay Inc.	416,823	790,000
78,935	GCI Liberty Inc., Cl. A†	2,586,348	4,851,345
225,000	Groupon Inc.†	730,145	805,500
39,000	IAC/InterActiveCorp.†	2,406,941	8,483,670
18,642	Liberty Expedia Holdings Inc., Cl. A†	411,913	890,901
21,000	Liberty TripAdvisor Holdings Inc., Cl. A†	247,059	260,400
2,000	Marriott Vacations Worldwide Corp.	166,389	192,800
18,000	Matthews International Corp., Cl. A	732,866	627,300
241,265	Qurate Retail Inc.†	4,025,869	2,989,273

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Consumer Services (Continued)
1,885,000	Rollins Inc.	$43,875,528	$67,614,950

		55,599,881	87,506,139

	Business Services — 4.6%
14,334	Allegion plc	232,677	1,584,624
180,035	Clear Channel Outdoor Holdings Inc.†	995,816	849,765
228,000	Diebold Nixdorf Inc.†	2,172,976	2,088,480
3,000	Edenred	38,786	153,031
27,000	Emerald Expositions Events Inc.	457,360	301,050
40,000	First Data Corp., Cl. A†	625,596	1,082,800
160,000	G4S plc	0	422,641
16,000	Jardine Matheson Holdings Ltd.	534,478	1,008,320
100,000	Macquarie Infrastructure Corp.	4,348,720	4,054,000
244,500	Mastercard Inc., Cl. A	24,943,324	64,677,585
110,334	Resideo Technologies Inc.†	2,081,990	2,418,521
3,000	Stericycle Inc.†	174,010	143,250
260,000	The Interpublic Group of Companies Inc.	4,239,486	5,873,400
10,000	Vectrus Inc.†	106,200	405,600
12,800	Visa Inc., Cl. A	140,800	2,221,440

		41,092,219	87,284,507

	Consumer Products — 3.8%
100,000	Avon Products Inc.†	213,867	388,000
14,100	Christian Dior SE	534,292	7,391,265
27,000	Church & Dwight Co. Inc.	383,636	1,972,620
205,000	Edgewell Personal Care Co.†	14,954,445	5,524,750
167,000	Energizer Holdings Inc.	6,815,946	6,452,880
27,600	Essity AB, Cl. B	294,742	848,257
2,100	Givaudan SA	725,396	5,928,703
85,000	Hanesbrands Inc.	747,430	1,463,700
23,800	Harley-Davidson Inc.	1,105,662	852,754
1,270	Hermes International	444,999	915,859
20,000	Mattel Inc.†	291,642	224,200
10,500	National Presto Industries Inc.	515,853	979,545
65,000	Newell Brands Inc.	1,004,056	1,002,300
6,000	Nilfisk Holding A/S†	272,517	167,638
10,000	Oil-Dri Corp. of America	171,255	340,400
46,800	Reckitt Benckiser Group plc	1,391,995	3,693,220
27,600	Svenska Cellulosa AB, Cl. B	73,685	239,854
814,900	Swedish Match AB	10,248,449	34,399,703
9,500	Weight Watchers International Inc.†	206,535	181,450

		40,396,402	72,967,098

Shares		Cost	Market Value
	Energy and Utilities — 3.6%
11,000	ABB Ltd., ADR	$171,270	$220,330
27,000	Anadarko Petroleum Corp.	1,745,346	1,905,120
50,000	Apache Corp.	1,906,917	1,448,500
80,000	Baker Hughes, a GE Company	3,044,117	1,970,400
80,000	BP plc, ADR	3,952,168	3,336,000
16,000	CMS Energy Corp.	102,219	926,560
172,000	ConocoPhillips	8,504,848	10,492,000
200,000	El Paso Electric Co.	5,622,369	13,080,000
98,400	Enbridge Inc.	2,488,608	3,550,272
55,000	Energy Transfer LP	830,678	774,400
79,062	Ensco Rowan plc, Cl. A	3,925,060	674,399
20,000	Evergy Inc.	1,123,692	1,203,000
24,000	Eversource Energy	545,324	1,818,240
51,600	Exxon Mobil Corp.	2,263,473	3,954,108
251,700	Halliburton Co.	5,809,045	5,723,658
60,615	KLX Energy Services Holdings Inc.†	1,535,752	1,238,364
4,000	Marathon Oil Corp.	111,366	56,840
22,000	Marathon Petroleum Corp.	836,230	1,229,360
20,000	Murphy USA Inc.†	886,754	1,680,600
43,000	National Fuel Gas Co.	2,630,792	2,268,250
12,000	NextEra Energy Inc.	691,134	2,458,320
8,000	NextEra Energy Partners LP	355,514	386,000
1,000	Niko Resources Ltd., OTC†	54,403	3
3,000	Niko Resources Ltd., Toronto†(b)	923	34
32,400	Oceaneering International Inc.†	437,629	660,636
107,500	Patterson-UTI Energy Inc.	1,746,607	1,237,325
42,100	Phillips 66	3,523,890	3,938,034
32,680	RPC Inc.	439,024	235,623
15,000	Southwest Gas Holdings Inc	347,695	1,344,300
111,500	The AES Corp.	981,563	1,868,740
712,300	Weatherford International plc†	961,260	35,615

		57,575,670	69,715,031

	Cable and Satellite — 3.6%
245,600	AMC Networks Inc., Cl. A†	11,872,791	13,382,744
200	Cable One Inc.	77,334	234,198
193,000	Comcast Corp., Cl. A	4,766,154	8,160,040
100,400	DISH Network Corp., Cl. A†	3,492,497	3,856,364
48,933	EchoStar Corp., Cl. A†	1,933,263	2,168,711
145,605	Liberty Global plc, Cl. A†	2,504,125	3,929,879
326,064	Liberty Global plc, Cl. C†	7,734,697	8,650,478
21,712	Liberty Latin America Ltd., Cl. A†	407,240	374,098
42,918	Liberty Latin America Ltd., Cl. C†	1,218,719	737,760
3,000	Naspers Ltd., Cl. N	733,266	728,332

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Cable and Satellite (Continued)
447,200	Rogers Communications Inc., Cl. B	$10,459,495	$23,934,144
160,000	Shaw Communications Inc., Cl. B	407,615	3,260,800

		45,607,196	69,417,548

	Automotive: Parts and Accessories — 3.5%
8,000	Adient plc	358,878	194,160
9,500	Aptiv plc	537,675	767,885
93,600	BorgWarner Inc.	4,156,216	3,929,328
240,900	Dana Inc.	2,646,092	4,803,546
24,200	Garrett Motion Inc.†	254,809	371,470
248,200	Genuine Parts Co.	16,061,551	25,708,556
180,000	Modine Manufacturing Co.†	3,181,636	2,575,800
60,000	O’Reilly Automotive Inc.†	14,516,886	22,159,200
105,000	Standard Motor Products Inc.	1,181,521	4,760,700
68,000	Superior Industries International Inc.	1,189,648	235,280
12,000	Visteon Corp.†	652,054	702,960

		44,736,966	66,208,885

	Broadcasting — 3.0%
251,000	CBS Corp., Cl. A, Voting	7,713,511	12,560,040
20,000	CBS Corp., Cl. B, Non-Voting	1,082,346	998,000
2,000	Cogeco Inc.	39,014	127,616
24,000	Corus Entertainment Inc., OTC, Cl. B	42,622	112,644
500,000	Entercom Communications Corp., Cl. A	4,515,626	2,900,000
161,733	Fox Corp., Cl. A	6,720,006	5,925,897
134,999	Fox Corp., Cl. B	5,588,959	4,931,513
16,000	Gray Television Inc.†	14,422	262,240
19,250	Liberty Broadband Corp., Cl. A†	608,060	1,979,670
62,192	Liberty Broadband Corp., Cl. C†	2,218,961	6,481,650
88,050	Liberty Media Corp.-Liberty Formula One, Cl. A†	2,642,252	3,157,473
52,250	Liberty Media Corp.-Liberty Formula One, Cl. C†	1,197,836	1,954,673
75,000	Liberty Media Corp.-Liberty SiriusXM, Cl. A†	1,647,568	2,835,750
158,000	Liberty Media Corp.-Liberty SiriusXM, Cl. C†	4,150,046	6,000,840
282,600	MSG Networks Inc., Cl. A†	2,734,673	5,861,124
15,000	Nexstar Media Group Inc., Cl. A	920,250	1,515,000
4,500	Sinclair Broadcast Group Inc., Cl. A	135,392	241,335
85,200	Television Broadcasts Ltd.	339,712	142,442

Shares		Cost	Market Value
3,000	Tribune Media Co., Cl. A	$111,614	$138,660

		42,422,870	58,126,567

	Aerospace and Defense — 2.8%
275,000	Aerojet Rocketdyne Holdings Inc.†	4,615,399	12,311,750
1,246,553	BBA Aviation plc	2,811,697	4,467,410
35,800	Kaman Corp.	881,634	2,280,102
15,001	L3Harris Technologies Inc.	1,205,449	2,837,139
17,500	Northrop Grumman Corp.	2,151,104	5,654,425
1,209,000	Rolls-Royce Holdings plc	9,301,551	12,903,288
85,839,000	Rolls-Royce Holdings plc, Cl. C†	110,759	109,012
34,000	The Boeing Co.	6,473,681	12,376,340
1,745	United Technologies Corp.	215,804	227,199

		27,767,078	53,166,665

	Machinery — 2.7%
25,000	Astec Industries Inc.	856,158	814,000
12,800	Caterpillar Inc.	86,323	1,744,512
255,010	CNH Industrial NV	2,881,999	2,621,503
175,000	Deere & Co.(a)	10,024,248	28,999,250
220,000	Xylem Inc.	10,582,503	18,400,800

		24,431,231	52,580,065

	Telecommunications — 2.6%
108,452	AT&T Inc.	3,580,633	3,634,227
55,400	BCE Inc.	1,851,178	2,519,592
914,200	BT Group plc, Cl. A	3,780,313	2,280,885
7,040,836	Cable & Wireless Jamaica Ltd.†(b)	128,658	78,209
50,000	CenturyLink Inc.	610,365	588,000
73,000	Cincinnati Bell Inc.†	1,294,345	361,350
100,000	Deutsche Telekom AG, ADR	1,656,300	1,734,000
304,282	Gogo Inc.†	1,165,945	1,211,042
36,000	Hellenic Telecommunications Organization SA	452,922	532,163
15,000	Hellenic Telecommunications Organization SA, ADR	91,062	108,150
25,000	Intelsat SA†	540,409	486,250
264,732	Koninklijke KPN NV	448,166	812,772
45,000	Loral Space & Communications Inc.†	1,762,430	1,552,950
16,000	Oi SA, ADR	6,333	6,304
4,267	Oi SA, Cl. C, ADR	118,940	8,577
40,053	Sprint Corp.†	224,220	263,148
21,000	Telecom Argentina SA, ADR	127,554	371,070
535,000	Telecom Italia SpA†	2,073,015	292,129
70,000	Telefonica Brasil SA, ADR	726,827	911,400
560,739	Telefonica SA, ADR	8,069,428	4,648,526
553,700	Telephone & Data Systems Inc.	23,200,835	16,832,480
105,000	Telesites SAB de CV†	79,714	64,880

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Telecommunications (Continued)
25,000	TELUS Corp.	$233,734	$924,172
119,000	Verizon Communications Inc.	4,950,353	6,798,470
70,000	Vodafone Group plc, ADR	2,376,792	1,143,100
30,000	Zayo Group Holdings Inc.†	868,753	987,300

		60,419,224	49,151,146

	Electronics — 2.5%
20,000	Bel Fuse Inc., Cl. A	540,376	294,000
4,000	Hitachi Ltd., ADR	287,076	294,320
50,000	Intel Corp.	1,074,470	2,393,500
272,528	Johnson Controls International plc	10,763,287	11,258,132
34,170	Koninklijke Philips NV	180,354	1,489,129
2,400	Mettler-Toledo International Inc.†	337,270	2,016,000
40,000	TE Connectivity Ltd.	1,553,958	3,831,200
227,000	Texas Instruments Inc.	12,116,934	26,050,520

		26,853,725	47,626,801

	Retail — 2.3%
80,300	AutoNation Inc.†	2,916,937	3,367,782
5,000	Casey’s General Stores Inc.	531,212	779,950
41,000	Costco Wholesale Corp.	3,770,311	10,834,660
85,000	CVS Health Corp.	7,115,483	4,631,650
30,000	GNC Holdings Inc., Cl. A†	92,299	45,000
210,000	Hertz Global Holdings Inc.†	2,738,792	3,351,600
60,000	J.C. Penney Co. Inc.†	412,571	68,400
34,000	Lowe’s Companies Inc.	3,007,751	3,430,940
295,000	Macy’s Inc.	5,683,423	6,330,700
7,000	Penske Automotive Group Inc.	312,532	331,100
43,000	PetIQ Inc.†	1,201,100	1,417,280
16,800	PetMed Express Inc.	430,696	263,256
30,600	Sally Beauty Holdings Inc.†	242,911	408,204
16,000	The Cheesecake Factory Inc.	523,436	699,520
2,500	Tiffany & Co.	142,575	234,100
10,000	Vitamin Shoppe, Inc.†	37,250	39,400
64,000	Walgreens Boots Alliance Inc.	2,367,140	3,498,880
32,000	Walmart Inc.	1,618,504	3,535,680

		33,144,923	43,268,102

	Specialty Chemicals — 2.0%
11,000	AdvanSix Inc.†	134,544	268,730
12,000	Air Products & Chemicals Inc.	2,000,681	2,716,440
11,000	Ashland Global Holdings Inc	541,523	879,670
22,000	Axalta Coating Systems Ltd.†	688,995	654,940
28,333	Dow Inc.	1,853,905	1,397,100
38,333	DuPont de Nemours Inc.	3,183,139	2,877,658
390,000	Ferro Corp.†	4,400,557	6,162,000
10,000	FMC Corp.	262,417	829,500

Shares		Cost	Market Value
61,500	GCP Applied Technologies Inc.†	$1,574,558	$1,392,360
24,000	H.B. Fuller Co.	833,663	1,113,600
53,000	International Flavors & Fragrances Inc.	3,864,047	7,689,770
250,000	OMNOVA Solutions Inc.†	1,510,742	1,557,500
144,800	Sensient Technologies Corp.	6,375,318	10,639,904
17,000	SGL Carbon SE†	214,416	138,215
2,000	The Chemours Co.	22,594	48,000
20,000	Valvoline Inc.	393,398	390,600

		27,854,497	38,755,987

	Environmental Services — 2.0%
2,296	Evoqua Water Technologies Corp.†	29,267	32,695
35,000	Pentair plc	815,625	1,302,000
237,100	Republic Services Inc.	12,196,681	20,542,344
145,600	Waste Management Inc.	8,875,529	16,797,872

		21,917,102	38,674,911

	Hotels and Gaming — 1.9%
16,000	Accor SA	549,282	686,809
41,557	GVC Holdings plc	538,448	343,991
8,000	Hyatt Hotels Corp., Cl. A	263,258	609,040
34,000	Las Vegas Sands Corp.	632,350	2,009,060
4,458,500	Mandarin Oriental International Ltd.	7,820,217	7,936,130
15,000	Marriott International, Inc., Cl. A	1,229,670	2,104,350
70,000	MGM China Holdings Ltd.	137,917	119,001
236,000	MGM Resorts International	6,798,162	6,742,520
7,560	Penn National Gaming Inc.†	216,367	145,606
168,800	Ryman Hospitality Properties Inc., REIT	5,450,970	13,687,992
200,000	The Hongkong & Shanghai Hotels Ltd.	155,450	260,635
200,000	William Hill plc	370,414	392,543
4,000	Wyndham Destinations Inc.	130,024	175,600
4,000	Wyndham Hotels & Resorts Inc.	152,872	222,960
6,000	Wynn Resorts Ltd.	469,634	743,940

		24,915,035	36,180,177

	Aviation: Parts and Services — 1.5%
30,000	Arconic Inc.	558,049	774,600
223,300	Curtiss-Wright Corp.	15,432,061	28,388,129

		15,990,110	29,162,729

	Building and Construction — 1.0%
28,333	Arcosa Inc.	485,186	1,066,171
78,210	Armstrong Flooring Inc.†	1,150,959	770,369
18,000	Assa Abloy AB, Cl. B	310,378	406,864

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Building and Construction (Continued)
80,000	Fortune Brands Home & Security Inc.	$2,239,525	$4,570,400
210,235	Herc Holdings Inc.†	7,352,784	9,635,070
17,500	Lennar Corp., Cl. A	919,328	848,050
40,000	PGT Innovations Inc.†	572,348	668,800
12,000	Sika AG	1,556,815	2,047,941

		14,587,323	20,013,665

	Wireless Communications — 0.9%
105,000	America Movil SAB de CV, Cl. L, ADR	735,232	1,528,800
99,000	Millicom International Cellular SA, SDR	6,382,128	5,570,392
150,000	NTT DoCoMo Inc.	2,980,751	3,495,571
46,075	Tim Participacoes SA, ADR	352,294	689,743
25,000	T-Mobile US Inc.†	1,098,124	1,853,500
104,600	United States Cellular Corp.†	4,965,942	4,672,482

		16,514,471	17,810,488

	Computer Software and Services — 0.8%
3,000	Alphabet Inc., Cl. C†	3,153,221	3,242,730
13,000	Blucora Inc.†	65,392	394,810
5,500	Check Point Software Technologies Ltd.†	93,406	635,855
3,000	Facebook Inc., Cl. A†	466,804	579,000
240,000	Hewlett Packard Enterprise Co.	3,476,618	3,588,000
515,874	Internap Corp.†	2,963,476	1,552,781
22,000	InterXion Holding NV†	324,408	1,673,980
2,000	Liq Participacoes SA†	1,103	250
20,900	Rockwell Automation Inc.	648,748	3,424,047

		11,193,176	15,091,453

	Automotive — 0.8%
80,000	General Motors Co.	3,044,272	3,082,400
180,000	Navistar International Corp.†	4,569,128	6,201,000
70,000	PACCAR Inc.	1,294,774	5,016,200

		8,908,174	14,299,600

	Metals and Mining — 0.6%
37,400	Agnico Eagle Mines Ltd.	1,530,570	1,916,376
50,000	Barrick Gold Corp.	1,464,000	788,500
30,000	Cleveland-Cliffs Inc.	296,432	320,100
80,000	Freeport-McMoRan Inc.	1,408,020	928,800
9,353	Livent Corp.†	40,502	64,723
4,300	Materion Corp.	97,512	291,583
50,000	New Hope Corp. Ltd.	67,580	95,128
143,600	Newmont Goldcorp Corp.	5,120,536	5,524,292
200,000	TimkenSteel Corp.†	3,117,146	1,626,000
140,000	Turquoise Hill Resources Ltd.†	726,343	173,600

Shares		Cost	Market Value
15,000	Vale SA, ADR	$171,892	$201,600

		14,040,533	11,930,702

	Transportation — 0.5%
131,200	GATX Corp.	4,730,843	10,402,848

	Communications Equipment — 0.5%
4,000	Apple Inc.	687,701	791,680
275,000	Corning Inc.	7,244,501	9,138,250

		7,932,202	9,929,930

	Publishing — 0.5%
1,100	Graham Holdings Co., Cl. B	588,093	759,033
87,700	Meredith Corp.	4,424,244	4,828,762
125,000	News Corp., Cl. A	1,939,129	1,686,250
100,600	News Corp., Cl. B	1,289,652	1,404,376
70,000	The E.W. Scripps Co., Cl. A	831,325	1,070,300

		9,072,443	9,748,721

	Real Estate — 0.5%
15,000	Gaming and Leisure Properties Inc., REIT	183,300	584,700
56,000	Griffin Industrial Realty Inc.	542,694	1,979,600
29,000	Rayonier Inc., REIT	454,837	878,700
325,000	The St. Joe Co.†	5,900,736	5,616,000
15,000	Weyerhaeuser Co., REIT	442,013	395,100

		7,523,580	9,454,100

	Agriculture — 0.5%
200,000	Archer-Daniels-Midland Co.	9,150,371	8,160,000
15,000	Corteva Inc.†	505,749	443,550
10,000	The Mosaic Co.	428,085	250,300

		10,084,205	8,853,850

	Manufactured Housing and Recreational Vehicles — 0.2%
5,000	Martin Marietta Materials Inc.	106,125	1,150,550
30,000	Nobility Homes Inc.	349,956	675,000
42,000	Skyline Champion Corp.†	256,482	1,149,960

		712,563	2,975,510

	TOTAL COMMON STOCKS	1,186,688,911	1,890,881,298

	CLOSED-END FUNDS — 0.7%
122,000	Altaba Inc.†	4,042,811	8,463,140
4,285	Royce Global Value Trust Inc.	37,280	45,207
45,000	Royce Value Trust Inc.	598,747	626,400
92,106	The Central Europe, Russia, and Turkey Fund Inc.	2,648,248	2,505,283
154,038	The New Germany Fund Inc.	2,077,654	2,184,259

		9,404,740	13,824,289

	TOTAL CLOSED-END FUNDS	9,404,740	13,824,289

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Shares		Cost	Market Value
	CONVERTIBLE PREFERRED STOCKS — 0.0%
	Telecommunications — 0.0%
21,000	Cincinnati Bell Inc., 6.750%, Ser. B	$462,045	$778,155

	RIGHTS — 0.0%
	Entertainment — 0.0%
139,123	Media General Inc., CVR†(b)	0	0

	Retail — 0.0%
210,000	Hertz Global Holdings Inc., expire 07/12/19†	0	409,500

	TOTAL RIGHTS	0	409,500

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.7%
$12,970,000	U.S. Treasury Bills, 1.972% to 2.182%††, 07/23/19 to 09/19/19	12,913,132	12,913,809

TOTAL INVESTMENTS — 100.0%		$1,209,468,828	1,918,807,051

Market Value

Other Assets and Liabilities (Net)	$1,062,796

PREFERRED STOCK (12,520,529 preferred shares outstanding)	(412,913,225)

NET ASSETS — COMMON STOCK (255,195,756 common shares outstanding)	$1,506,956,622

NET ASSET VALUE PER COMMON SHARE ($1,506,956,622 ÷ 255,195,756 shares outstanding)	$5.91

(a)	Securities, or a portion thereof, with a value of $47,887,400 were pledged as collateral for futures contracts.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Total Investments	Market Value
North America	83.7%	$1,606,376,560
Europe	12.9	247,538,900
Japan	1.7	32,749,303
Latin America	1.1	21,490,674
Asia/Pacific	0.5	9,923,282
South Africa	0.1	728,332

Total Investments	100.0%	$1,918,807,051

As of June 30, 2019, futures contracts outstanding were as follows:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
S&P 500 Futures (E-Mini)	Short	117	09/20/19	$17,223,570	$(297,473)	$(297,473)

TOTAL FUTURES						$(297,473)

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Assets:
Investments, at value (cost $1,209,468,828)	$1,918,807,051
Foreign currency, at value (cost $1,900)	1,901
Cash	68,498
Deposit at brokers	810,810
Receivable for investments sold	51,071
Dividends receivable	2,912,975
Deferred offering expense	102,019
Prepaid expenses	16,170

Total Assets	1,922,770,495

Liabilities:
Distributions payable	279,343
Payable for investments purchased	123,083
Payable for investment advisory fees	2,220,528
Payable for payroll expenses	58,936
Payable for accounting fees	7,500
Variation margin payable	77,805
Other accrued expenses	133,453

Total Liabilities	2,900,648

Cumulative Preferred Stock, $0.001 par value:
Series C (Auction Rate, $25,000 liquidation value, 5,200 shares authorized with 2,880 shares issued and outstanding)	72,000,000
Series D (5.875%, $25 liquidation value, 3,000,000 shares authorized with 2,363,860 shares issued and outstanding)	59,096,500
Series E (Auction Rate, $25,000 liquidation value, 2,000 shares authorized with 1,120 shares issued and outstanding)	28,000,000
Series G (5.000%, $25 liquidation value, 3,280,477 shares authorized with 2,779,796 shares issued and outstanding)	69,494,900
Series H (5.000%, $25 liquidation value, 4,198,880 shares authorized with 4,172,873 shares issued and outstanding)	104,321,825
Series J (5.450%, $25 liquidation value, 4,500,000 shares authorized with 3,200,000 shares issued and outstanding)	80,000,000

Total Preferred Stock	412,913,225

Net Assets Attributable to Common Shareholders	$1,506,956,622

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$824,482,341
Total distributable earnings	682,474,281

Net Assets	$1,506,956,622

Net Asset Value per Common Share:
($1,506,956,622 ÷ 255,195,756 shares outstanding at $0.001 par value; 337,024,900 shares authorized)	$5.91

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $788,228)	$16,595,037
Interest	351,149

Total Investment Income	16,946,186

Expenses:
Investment advisory fees	9,442,956
Shareholder communications expenses	198,325
Custodian fees	119,978
Directors’ fees	81,288
Payroll expenses	70,780
Shareholder services fees	68,781
Legal and audit fees	45,706
Accounting fees	22,500
Interest expense	8
Auction agent fees(a)	(873,578)
Miscellaneous expenses	207,340

Total Expenses	9,384,084

Less:
Advisory fee reduction on unsupervised assets (See Note 3)	(2,307)
Expenses paid indirectly by broker (See Note 3)	(7,441)
Custodian fee credits	(3,188)

Total Reductions and Credits	(12,936)

Net Expenses	9,371,148

Net Investment Income	7,575,038

Net Realized and Unrealized Gain/(Loss) on Investments, Futures Contracts, and Foreign Currency:
Net realized gain on investments	32,283,605
Net realized loss on futures contracts	(1,660,469)
Net realized loss on foreign currency transactions	(5,155)

Net realized gain on investments, futures contracts, and foreign currency transactions	30,617,981

Net change in unrealized appreciation/depreciation:
on investments	214,077,261
on futures contracts	(297,473)
on foreign currency translations	(1,002)

Net change in unrealized appreciation/depreciation on investments, futures contracts, and foreign currency translations	213,778,786

Net Realized and Unrealized Gain/(Loss) on Investments, Futures Contracts, and Foreign Currency	244,396,767

Net Increase in Net Assets Resulting from Operations	251,971,805

Total Distributions to Preferred Shareholders	(10,355,567)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$241,616,238

(a)	This amount represents the reversal of auction agent fees from earlier fiscal periods, and not for the period covered by this report.

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
Operations:
Net investment income	$7,575,038		$17,063,275
Net realized gain on investments, futures contracts, and foreign currency transactions	30,617,981		156,079,199
Net change in unrealized appreciation/depreciation on investments, futures contracts, and foreign currency translations	213,778,786		(301,016,852)

Net Increase/(Decrease) in Net Assets Resulting from Operations	251,971,805		(127,874,378)

Distributions to Preferred Shareholders	(10,355,567	)*	(19,766,096)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	241,616,238		(147,640,474)

Distributions to Common Shareholders:
Accumulated earnings	(42,637,967	)*	(152,700,630)
Return of capital	(33,501,258	)*	(8,979,028)

Total Distributions to Common Shareholders	(76,139,225)		(161,679,658)

Fund Share Transactions:
Net increase in net assets from common shares issued upon reinvestment of distributions	10,873,445		7,658,026
Rights offering costs for common shares charged to paid-in capital	—		(58,709)

Net Increase in Net Assets from Fund Share Transactions	10,873,445		7,599,317

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders	176,350,458		(301,720,815)

Net Assets Attributable to Common Shareholders:
Beginning of year	1,330,606,164		1,632,326,979

End of period	$1,506,956,622		$1,330,606,164

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Financial Highlights

Selected data for a common share outstanding throughout each period:

	Six Months Ended
	June 30, 2019		Year Ended December 31,
	(Unaudited)		2018		2017		2016		2015		2014
Operating Performance:
Net asset value, beginning of year	$5.25		$6.47		$5.84		$5.70		$6.78		$7.23

Net investment income	0.03		0.07		0.04		0.07		0.06		0.07
Net realized and unrealized gain/(loss) on investments, futures contracts, swap contracts, and foreign currency transactions	0.97		(0.57)		1.42		0.75		(0.44)		0.30

Total from investment operations	1.00		(0.50)		1.46		0.82		(0.38)		0.37

Distributions to Preferred Shareholders: (a)
Net investment income	(0.01	)*	(0.01)		(0.00	)(b)	(0.01)		(0.01)		(0.01)
Net realized gain	(0.03	)*	(0.07)		(0.08)		(0.06)		(0.05)		(0.05)

Total distributions to preferred shareholders	(0.04)		(0.08)		(0.08)		(0.07)		(0.06)		(0.06)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	0.96		(0.58)		1.38		0.75		(0.44)		0.31

Distributions to Common Shareholders:
Net investment income	(0.13	)*	(0.06)		(0.04)		(0.08)		(0.05)		(0.05)
Net realized gain	(0.04	)*	(0.54)		(0.57)		(0.52)		(0.44)		(0.49)
Return of capital	(0.13	)*	(0.04)		(0.00	)(b)	(0.00	)(b)	(0.15)		(0.10)

Total distributions to common shareholders	(0.30)		(0.64)		(0.61)		(0.60)		(0.64)		(0.64)

Fund Share Transactions:
Increase/decrease in net asset value from common share transactions	0.00	(b)	—		(0.14)		—		—		(0.12)
Increase in net asset value from repurchase of preferred shares	—		—		0.00	(b)	0.00	(b)	0.00	(b)	0.00 (b)
Offering costs and adjustment to offering costs for preferred shares charged to paid-in capital	—		—		—		(0.01)		—		—
Offering costs and adjustment to offering costs for common shares charged to paid-in capital	—		(0.00	)(b)	(0.00	)(b)	—		—		—

Total Fund share transactions	0.00	(b)	(0.00	)(b)	(0.14)		(0.01)		0.00	(b)	(0.12)

Net Asset Value Attributable to Common Shareholders, End of Period	$5.91		$5.25		$6.47		$5.84		$5.70		$6.78

NAV total return †	18.43%		(10.17)%		24.64%		13.66%		(6.85)%		4.68%

Market value, end of period	$6.18		$5.10		$6.19		$5.52		$5.31		$6.47

Investment total return ††	27.47%		(8.43)%		24.65%		15.71%		(8.54)%		(6.08)%

Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$1,919,870		$1,743,519		$2,045,240		$1,693,448		$1,582,823		$1,820,361
Net assets attributable to common shares, end of period (in 000’s)	$1,506,957		$1,330,606		$1,632,327		$1,280,115		$1,249,157		$1,486,491
Ratio of net investment income to average net assets attributable to common shares before preferred distributions	1.03%		1.07%		0.64%		1.23%		0.91%		0.82%
Ratio of operating expenses to average net assets attributable to common shares:
before fee reductions(c)	1.27	%(d)(e)(f)	1.37	%(e)	1.42	%(e)	1.44	%(e)	1.36	%(e)	1.37%
net of fee reductions, if any(g)	1.27	%(d)(e)(f)	1.27	%(e)	1.42	%(e)	1.44	%(e)	1.25	%(e)	1.33%
Portfolio turnover rate	3.1%		17.1%		11.4%		12.7%		8.9%		10.9%
Cumulative Preferred Stock:
Auction Rate Series C Preferred
Liquidation value, end of period (in 000’s)	$72,000		$72,000		$72,000		$72,000		$72,000		$72,000
Total shares outstanding (in 000’s)	3		3		3		3		3		3
Liquidation preference per share	$25,000		$25,000		$25,000		$25,000		$25,000		$25,000
Liquidation value(h)	$25,000		$25,000		$25,000		$25,000		$25,000		$25,000
Asset coverage per share(i)	$116,239		$105,562		$123,830		$102,426		$118,593		$136,308

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Financial Highlights (Continued)

	Six Months Ended
	June 30, 2019	Year Ended December 31,
	(Unaudited)	2018	2017	2016	2015	2014
Cumulative Preferred Stock (continued):
5.875% Series D Preferred
Liquidation value, end of period (in 000’s)	$ 59,097	$59,097	$59,097	$59,097	$59,097	$59,097
Total shares outstanding (in 000’s)	2,364	2,364	2,364	2,364	2,364	2,364
Liquidation preference per share	$ 25.00	$25.00	$25.00	$25.00	$25.00	$25.00
Average market value(j)	$ 25.90	$25.62	$26.16	$26.22	$25.69	$25.21
Asset coverage per share(i)	$ 116.24	$105.56	$123.83	$102.43	$118.59	$136.31
Auction Rate Series E Preferred
Liquidation value, end of period (in 000’s)	$ 28,000	$28,000	$28,000	$28,000	$28,000	$28,000
Total shares outstanding (in 000’s)	1	1	1	1	1	1
Liquidation preference per share	$ 25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Liquidation value(h)	$ 25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Asset coverage per share(i)	$116,239	$105,562	$123,830	$102,426	$118,593	$136,308
Series G Preferred
Liquidation value, end of period (in 000’s)	$ 69,495	$69,495	$69,495	$69,743	$69,925	$70,099
Total shares outstanding (in 000’s)	2,780	2,780	2,780	2,791	2,797	2,804
Liquidation preference per share	$ 25.00	$25.00	$25.00	$25.00	$25.00	$25.00
Average market value(j)	$ 23.99	$23.92	$24.50	$24.67	$23.78	$23.32
Asset coverage per share(i)	$ 116.24	$105.56	$123.83	$102.43	$118.59	$136.31
5.000% Series H Preferred
Liquidation value, end of period (in 000’s)	$104,322	$104,322	$104,322	$104,494	$104,644	$104,674
Total shares outstanding (in 000’s)	4,173	4,173	4,173	4,180	4,186	4,187
Liquidation preference per share	$ 25.00	$25.00	$25.00	$25.00	$25.00	$25.00
Average market value(j)	$ 24.13	$24.18	$24.64	$25.00	$24.33	$22.82
Asset coverage per share(i)	$ 116.24	$105.56	$123.83	$102.43	$118.59	$136.31
5.450% Series J Preferred
Liquidation value, end of period (in 000’s)	$ 80,000	$80,000	$80,000	$80,000	—	—
Total shares outstanding (in 000’s)	3,200	3,200	3,200	3,200	—	—
Liquidation preference per share	$ 25.00	$25.00	$25.00	$25.00	—	—
Average market value(j)	$ 25.74	$25.14	$25.36	$25.43	—	—
Asset coverage per share(i)	$ 116.24	$105.56	$123.83	$102.43	—	—
Asset Coverage(k)	465%	422%	495%	410%	474%	545%

†

Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates and adjustments for the rights offering. Total return for a period of less than one year is not annualized.

††

Based on market value per share, adjusted for reinvestment of distributions at prices determined under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Calculated based on average common shares outstanding on the record dates throughout the years.
(b)	Amount represents less than $0.005 per share.
(c)

Ratio of operating expenses to average net assets including liquidation value of preferred shares before fee reductions for the six months ended June 30, 2019 and the years ended December 31, 2018, 2017, 2016, 2015, and 2014 would have been 0.99%, 1.09%, 1.10%, 1.10%, 1.10%, and 1.10%, respectively.

(d)	Annualized.
(e)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2019 and the years ended December 31, 2018, 2017, 2016, and 2015, there was no impact on the expense ratios.

(f)

Ratio of operating expenses to average net assets includes reversal of auction agent fees from earlier fiscal periods as disclosed on the Statement of Operations. The ratio of operating expenses to average net assets attributable to common shares and the ratio of operating expenses to average net assets including liquidation value of preferred shares, excluding the reversal of auction agent fees, were 1.39% and 1.08%, respectively, for the six months ended June 30, 2019.

(g)

Ratio of operating expenses to average net assets including liquidation value of preferred shares net of fee reductions for the six months ended June 30, 2019 and the years ended December 31, 2018, 2017, 2016, 2015, and 2014 would have been 0.99%, 1.01%, 1.10%, 1.10%, 1.01%, and 1.07%, respectively.

(h)	Since February 2008, the weekly auctions have failed. Holders that have submitted orders have not been able to sell any or all of their shares in the auction.
(i)	Asset coverage per share is calculated by combining all series of preferred stock.
(j)	Based on weekly prices.
(k)	Asset coverage is calculated by combining all series of preferred stock.

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Equity Trust Inc. (the Fund) is a non-diversified closed-end management investment company organized as a Maryland corporation on May 20, 1986 and registered under the Investment Company Act of 1940, as amended (the 1940 Act), whose primary objective is long term growth of capital with income as a secondary objective. Investment operations commenced on August 21, 1986.

The Fund will invest at least 80% of its assets in equity securities under normal market conditions (the 80% Policy). The 80% Policy may be changed without shareholder approval. The Fund will provide shareholders with notice at least sixty days prior to the implementation of any changes in the 80% Policy.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

New Accounting Pronouncements. To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board recently issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which adds, removes, and modifies certain aspects relating to fair value disclosure. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019; early adoption of the additions relating to ASU 2018-13 is not required, even if early adoption is elected for the removals under ASU 2018-13. Management has early adopted the removals set forth in ASU 2018-13 in these financial statements and has not early adopted the additions set forth in ASU 2018-13.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2019 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/19
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Aerospace and Defense	$53,057,653	$109,012	—	$53,166,665
Diversified Industrial	100,801,760	662,525	—	101,464,285
Energy and Utilities	69,714,997	—	$34	69,715,031
Health Care	99,359,127	50,077		99,409,204
Manufactured Housing and Recreational Vehicles	2,300,510	675,000	—	2,975,510
Telecommunications	49,072,937	—	78,209	49,151,146
Other Industries (a)	1,514,999,457	—	—	1,514,999,457
Total Common Stocks	1,889,306,441	1,496,614	78,243	1,890,881,298
Closed-End Funds	13,824,289	—	—	13,824,289
Convertible Preferred Stocks (a)	—	778,155	—	778,155
Rights (a)	409,500	—	0	409,500
U.S. Government Obligations	—	12,913,809	—	12,913,809
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,903,540,230	$15,188,578	$78,243	$1,918,807,051

OTHER FINANCIAL INSTRUMENTS:*
LIABILITIES (Net Unrealized Depreciation):
EQUITY CONTRACTS
Index Futures Contracts - Short Position	$(297,473)	—	—	$(297,473)

(a)	Please refer to the Schedule of Investments (SOI) for the industry classifications of these portfolio holdings.
*	Other financial instruments are derivatives reflected in the SOI, such as options, futures, forwards, and swaps, which may be valued at the unrealized appreciation/(depreciation) of the instrument.

During the six months ended June 30, 2019, the Fund did not have material transfers into or out of Level 3.

Additional Information to Evaluate Qualitative Information.

    General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

    Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately as Deposit at brokers, in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2019, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

(variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Open positions in futures contracts at June 30, 2019 are reflected within the Schedule of Investments.

During the six months ended June 30, 2019, the Fund held an average monthly notional amount of equity futures contracts of approximately $16,547,993, while outstanding.

As of June 30, 2019, the equity risk exposure associated with the futures contracts can be found in the Statement of Assets and Liabilities, under Liabilities, Variation margin payable. For the six months ended June 30, 2019, the effect of futures contracts with equity risk exposure can be found in the Statement of Operations, under Net Realized and Unrealized Gain/(Loss) on Investments, Futures Contracts, and Foreign Currency; Net realized loss on futures contracts; and Net change in unrealized appreciation/depreciation on futures contracts.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (CFTC). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (CEA), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund which permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2019, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than 1 basis point.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and, accordingly, the Board will monitor their liquidity. At June 30, 2019, the Fund held no restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fess. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee of 110% of the 90 day U.S. Treasury Bill rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Under the Fund’s current common share distribution policy, the Fund declares and pays quarterly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Pursuant to this policy, distributions during the year may be made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. The Fund’s current distribution policy may restrict the Fund’s ability to pass through to shareholders all of its net realized long term capital gains as a Capital Gain Dividend and may cause such gains to be treated as ordinary income. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Distributions to shareholders of the Fund’s Series C Auction Rate Cumulative Preferred Stock, 5.875% Series D Cumulative Preferred Stock, Series E Auction Rate Cumulative Preferred Stock, 5.000% Series G Cumulative Preferred Stock, 5.000% Series H Cumulative Preferred Stock, and 5.450% Series J Cumulative Preferred Stock (Preferred Stock) are recorded on a daily basis and are determined as described in Note 5.

The tax character of distributions paid during the year ended December 31, 2018 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$15,785,455	$2,043,324
Net long term capital gains	136,915,175	17,722,772
Return of capital	8,979,028	—

Total distributions paid	$161,679,658	$19,766,096

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2019:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments and derivative instruments	$1,220,000,565	$784,884,326	$(86,375,313)	$698,509,013

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2019, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2019, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets including the liquidation value of preferred stock. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). During the six months ended June 30, 2019, the Fund accrued $70,780 in payroll expenses in the Statement of Operations.

The Adviser has agreed to reduce the management fee on the incremental assets attributable to the Series C, Series D, and Series E Preferred Stock (C, D, and E Preferred Stock) if the total return of the NAV of the common shares of the Fund, including distributions and advisory fee subject to reduction, does not exceed the stated dividend rate of the C, D, and E Preferred Stock for the year. The Fund’s total return on the NAV of the common shares is monitored on a monthly basis to assess whether the total return on the NAV of the common shares exceeds the stated dividend rate of the C, D, and E Preferred Stock for the period. During the six months ended June 30, 2019, the Fund’s total return on the NAV of the common shares exceeded the dividend rate of the outstanding C, D, and E Preferred Stock. Thus, advisory fees of the C, D, and E Preferred Stock were accrued.

During the six months ended June 30, 2019, the Fund paid $32,707 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

During the six months ended June 30, 2019, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $7,441.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2019, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets, of the Fund with respect to which the Adviser transferred dispositive and voting control to the Fund’s Proxy Voting Committee. During the six months ended June 30, 2019, the Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities, and the Adviser reduced its fee with respect to such securities by $2,307.

The Fund pays each Director who is not considered an affiliated person an annual retainer of $15,000 plus $2,000 for each Board meeting attended. Each Director is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Audit Committee Chairman receives an annual fee of $3,000, and the Nominating Committee Chairman and the Lead Director each receives an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

The Fund engaged in a purchase transaction with a fund that has a common investment adviser. This purchase transaction complied with Rule 17a-7 under the Act and amounted to $856,900.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2019, other than short term securities and U.S. Government obligations, aggregated $58,253,089 and $109,358,455, respectively.

5. Capital. The Fund’s Articles of Incorporation, as amended, permit the Fund to issue 337,024,900 shares of common stock (par value $0.001) and authorizes the Board to increase its authorized shares from time to time. The Board has authorized the repurchase of its shares on the open market when the shares are trading on the NYSE at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2019 and the year ended December 31, 2018, the Fund did not repurchase any shares of its common stock in the open market.

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of common stock were as follows:

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Increase from common shares issued upon reinvestment of distributions	1,857,733	$10,873,445	1,225,559	$7,658,026

The Fund has an effective shelf registration authorizing the offering of an additional $500 million of common or preferred shares. As of June 30, 2019, the Fund has approximately $327 million available for issuance under the current shelf registration.

The Fund’s Articles of Incorporation, as amended, authorize the issuance of up to 18,000,000 shares of $0.001 par value Preferred Stock. The Preferred Stock is senior to the common stock and results in the financial leveraging of the common stock. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on shares of the Preferred Stock are cumulative. The Fund is required by the 1940 Act and by the Fund’s Articles Supplementary to meet certain asset coverage tests with respect to the Preferred Stock. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series C, Series D, Series E, Series G, Series H, and Series J Preferred Stock at redemption prices of $25,000, $25, $25,000, $25, $25, and $25, respectively, per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

For Series C and Series E Preferred Stock, the dividend rates, as set by the auction process that is generally held every seven days, are expected to vary with short term interest rates. Since February 2008, the number of shares of Series C and Series E Preferred Stock subject to bid orders by potential holders has been less than the number of shares of Series C and Series E Preferred Stock subject to sell orders. Holders that have submitted sell orders have not been able to sell any or all of the Series C and Series E Preferred Stock for which they have submitted sell orders. Therefore, the weekly auctions have failed, and the dividend rate has been the maximum rate. For Series C and Series E Preferred Stock, the maximum auction rate is 175% of the “AA” Financial Composite Commercial Paper Rate. Existing Series C and Series E shareholders may submit an order to hold, bid, or sell such shares on each auction date, or trade their shares in the secondary market.

The Fund may redeem at any time, in whole or in part, the Series C, Series D, Series E, Series G, and Series H Preferred Stock at their respective liquidation prices plus any accrued and unpaid dividends. In addition, the Board has authorized the repurchase of the Series J Preferred Stock in the open market at a price less than the $25 liquidation value per share. During the six months ended June 30, 2019 and the year ended December 31, 2018, the Fund did not repurchase or redeem any shares of Series C, Series D, Series E, Series G, Series H, and Series J Preferred Stock.

The Fund has the authority to purchase its auction rate Series C and Series E preferred shares through negotiated private transactions. The Fund is not obligated to purchase any dollar amount or number of auction rate preferred

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

shares, and the timing and amount of any auction rate preferred shares purchased will depend on market conditions, share price, capital availability, and other factors. The Fund is not soliciting holders to sell these shares nor recommending that holders offer them to the Fund. Any offers can be accepted or rejected in the Fund’s discretion.

The following table summarizes Cumulative Preferred Stock information:

Series	Issue Date	Authorized	Number of Shares Outstanding at 06/30/19	Net Proceeds	2019 Dividend Rate Range	Dividend Rate at 06/30/19	Accrued Dividends at 06/30/19
C Auction Rate	June 27, 2002	5,200	2,880	$128,246,557	4.079% to 4.360%		4.079%	$40,231
D 5.875%	October 7, 2003	3,000,000	2,363,860	$72,375,842	Fixed Rate		5.875%	$48,221
E Auction Rate	October 7, 2003	2,000	1,120	$49,350,009	4.079% to 4.360%		4.184%	$9,629
G 5.000%	August 1, 2012	3,280,477	2,779,796	$69,407,417	Fixed Rate		5.000%	$48,260
H 5.000%	September 28, 2012	4,198,880	4,172,873	$100,865,695	Fixed Rate		5.000%	$72,446
J 5.450%	March 28, 2016	4,500,000	3,200,000	$77,212,332	Fixed Rate		5.450%	$60,556

The holders of Preferred Stock generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common stock as a single class. The holders of Preferred Stock voting together as a single class also have the right currently to elect two Directors and, under certain circumstances, are entitled to elect a majority of the Board of Directors. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred stock, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred stock, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred stock and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

6. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

7. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (NYSE) that, as of June 10, 2019, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

Shareholder Meeting – May 13, 2019 – Final Results

The Fund’s Annual Meeting of Shareholders was held on May 13, 2019, in Greenwich, Connecticut. At that meeting, common and preferred shareholders, voting together as a single class, re-elected Mario J. Gabelli and William F. Heitmann as Directors of the Fund, with 208,188,447 votes and 228,003,409 votes cast in favor of these Directors, and 24,152,779 votes and 4,337,817 votes withheld for these Directors, respectively.

James P. Conn, Frank J. Fahrenkopf, Jr., Michael J. Ferrantino, Kuni Nakamura, and Salvatore J. Zizza continue to serve in their capacities as Directors of the Fund.

We thank you for your participation and appreciate your continued support.

The Gabelli Equity Trust Inc.

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the 1940 Act), contemplates that the Board of Directors (the Board) of The Gabelli Equity Trust Inc. (the Fund), including a majority of the Directors who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Fund, as defined in the 1940 Act (the Independent Board Members), are required to annually review and re-approve the terms of the Fund’s existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Advisory Agreement (the Advisory Agreement) with Gabelli Funds, LLC (the Adviser) for the Fund.

More specifically, at a meeting held on May 15, 2019, the Board, including the Independent Board Members, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement.

Nature, Extent, and Quality of Services.

The Independent Board Members considered information regarding the portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the nature, quality and extent of administrative and shareholder services supervised or provided by the Adviser, including portfolio management, supervision of Fund operations and compliance and regulatory filings and disclosures to shareholders, general oversight of other service providers, review of Fund legal issues, assisting the Independent Board Members in their capacity as directors, and other services, and the absence of significant service problems reported to the Board. The Independent Board Members concluded that the services are extensive in nature and that the Adviser consistently delivered a high level of service.

Investment Performance of the Fund and Adviser.

The Independent Board Members considered short term and long term investment performance for the Fund over various periods of time as compared with relevant equity indices and the performance of other core, growth, and value equity closed-end funds included in the Broadridge peer category. The Board noted that the Fund’s total return performance was above the average and median of a select group of peers and the Fund’s Broadridge peer group category for the three, five and ten year periods ended March 31, 2019 and below the average and median for the Broadridge peer group for the one year period. The Independent Board Members concluded that the Adviser was delivering satisfactory performance results consistent with the investment strategies being pursued by the Fund and disclosed to investors.

Costs of Services and Profits Realized by the Adviser.

(a) Costs of Services to Fund: Fees and Expenses. The Independent Board Members considered the Fund’s advisory fee rate and expense ratio relative to industry averages for the Fund’s Broadridge peer group category and the advisory fees charged by the Adviser and its affiliates to other fund and non-fund clients. The Independent Board Members noted that the mix of services under the Advisory Agreement is much more extensive than those under the advisory agreements for non-fund clients. The Independent Board Members noted that the “other non-advisory expenses” paid by the Fund are in line with the average and above the median for the Fund’s Broadridge peer group category and below the average and median for a select group of peers, and that management and gross advisory fees and total expenses were above the average and median of the Broadridge peer group range and a select group of peers. They took note of the fact that the use of leverage

The Gabelli Equity Trust Inc.

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

impacts comparative expenses to peer funds, not all of which utilize leverage. The Independent Board Members were aware that the Adviser waives its fee on the incremental liquidation value of the Fund’s Series C, Series D, and Series E Preferred Stock if the total return on NAV of the common stock does not exceed the stated dividend rate for the Series C, Series D, and Series E Preferred Stock, as applicable, for the year after consideration of the reinvestment of distributions and the advisory fees attributable to the incremental liquidation value of the Series C, Series D, and Series E Preferred Stock, and that the comparative “total expense ratio” and “other expense” information reflected these waivers, if applicable. The Independent Board Members concluded that the fee is acceptable based upon the qualifications, experience, reputation, and performance of the Adviser and other factors considered.

(b) Profitability and Costs of Services to Adviser.

The Independent Board Members considered the Adviser’s overall profitability and costs. The Independent Board Members referred to the Board Materials for the pro forma income statements for the Adviser and the Fund for the period ended December 31, 2018. They noted the pro forma estimates of the Adviser’s profitability and costs attributable to the Fund, both as part of the Fund Complex and under the assumption that the Fund constituted the Adviser’s only investment company under its management. The Independent Board Members also considered whether the amount of profit is a fair entrepreneurial profit for the management of the Fund and noted that the Adviser continues to substantially increase its resources devoted to Fund matters in response to regulatory requirements and new or enhanced Fund policies and procedures. The Independent Board Members concluded that the absolute advisory fee was not excessive despite the absence of breakpoints, particularly in light of the above-average performance over time.

Extent of Economies of Scale as Fund Grows.

The Independent Board Members considered whether there have been economies of scale with respect to the management of the Fund and whether the Fund has appropriately benefited from any economies of scale. The Independent Board Members noted that, although the ability of the Fund to realize economies of scale through growth is more limited than for an open-end fund, economies of scale may develop for certain funds as their assets increase and their fund level expenses decline as a percentage of assets, but that fund level economies of scale may not necessarily result in Adviser level economies of scale. The Independent Board Members were aware that economies can be shared through an adviser’s investment in its fund advisory business and noted the Adviser’s increase in personnel and resources devoted to the Gabelli/GAMCO fund complex in recent years, which could benefit the Fund.

Whether Fee Levels Reflect Economies of Scale.

The Independent Board Members also considered whether the advisory fee rate is reasonable in relation to the asset size of the Fund and any economies of scale that may exist, and concluded that the Fund’s current fee schedule (without breakpoints) was considered reasonable, particularly in light of the Fund’s above-average performance over time.

Other Relevant Considerations.

(a) Adviser Personnel and Methods. The Independent Board Members considered the size, education, and experience of the Adviser’s staff, the Adviser’s fundamental research capabilities, and the Adviser’s approach to recruiting, training, and retaining portfolio managers and other research and management personnel and

The Gabelli Equity Trust Inc.

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

concluded that, in each of these areas, the Adviser was structured in such a way to support the high level of services being provided to the Fund.

(b) Other Benefits to the Adviser. The Independent Board Members also considered the character and amount of other incidental benefits received by the Adviser and its affiliates from its association with the Fund. The Independent Board Members considered the brokerage commissions paid to an affiliate of the Adviser. The Independent Board Members concluded that potential “fall-out” benefits that the Adviser and its affiliates may receive, such as brokerage commissions paid to an affiliated broker, greater name recognition, or increased ability to obtain research services, appear to be reasonable and may in some cases benefit the Fund.

Conclusions

In considering the Advisory Agreement, the Independent Board Members did not identify any factor as all-important or all-controlling, and instead considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, it was the judgment of the Independent Board Members that shareholders had received satisfactory absolute and relative performance over time consistent with the investment strategies being pursued by the Fund at reasonable fees and, therefore, continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders. As a part of its decision making process, the Independent Board Members noted that the Adviser has managed the Fund since its inception, and the Independent Board Members believe that a long term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Independent Board Members considered, generally, that shareholders invested in the Fund knowing that the Adviser managed the Fund and knowing its investment advisory fee. As such, the Independent Board Members considered, in particular, whether the Adviser managed the Fund in accordance with its investment objectives and policies as disclosed to shareholders. The Independent Board Members concluded that the Fund was managed by the Adviser in a manner consistent with its investment objectives and policies. The Independent Board Members also confirmed that they were satisfied with the information provided by the Adviser, that it included all information the Independent Board Members believed was necessary to evaluate the terms of the Advisory Agreement, and that the Independent Board Members were satisfied that any questions they had were appropriately addressed. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members present at the Meeting, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the nature and quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

This page was intentionally left blank.

THE GABELLI EQUITY TRUST INC.

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

Robert D. Leininger, CFA, joined GAMCO Investors, Inc. in 1993 as an equity analyst. Subsequently, he was a partner and portfolio manager at Rorer Asset Management before rejoining GAMCO in 2010 where he currently serves as a portfolio manager of Gabelli Funds, LLC. Mr. Leininger is a magna cum laude graduate of Amherst College with a degree in Economics and holds an MBA degree from the Wharton School at the University of Pennsylvania.

Daniel M. Miller has been the portfolio manager of The Gabelli Focus Five Fund since inception of the investment strategy on January 1, 2012. He is also a Managing Director of GAMCO Investors, Inc. Mr. Miller joined the Firm in 2002 and graduated magna cum laude with a degree in finance from the University of Miami in Coral Gables, Florida.

Jennie Tsai joined Gabelli in 2001 as a research analyst responsible for the healthcare and medical products industries. At Gabelli, Ms. Tsai is focused on medical sectors, including dental, orthopedics, diagnostics, dermatology, and ophthalmology. She received a BS in Commerce at the University of Virginia and an MBA from Columbia Business School.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGABX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI EQUITY TRUST INC.

One Corporate Center

Rye, NY 10580-1422

t   800-GABELLI (800-422-3554)

f   914-921-5118

e   info@gabelli.com

 GABELLI.COM

DIRECTORS	OFFICERS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Michael J. Ferrantino

Chief Executive Officer,

InterEx, Inc.

William F. Heitmann

Former Senior Vice President

of Finance,

Verizon Communications, Inc.

Kuni Nakamura

President,

Advanced Polymer, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary & Vice President

Richard J. Walz

Chief Compliance Officer

Molly A.F. Marion

Vice President & Ombudsman

Carter W. Austin

Vice President

David I. Schachter

Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

The Bank of New York Mellon

COUNSEL

Willkie Farr & Gallagher LLP

TRANSFER AGENT AND

REGISTRAR

Computershare Trust Company, N.A.

GAB Q2/2019

Item 2. Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased)	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet be Purchased Under the Plans or Programs
Month #1 01/01/2019 through 01/31/2019	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series J – N/A	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series J – N/A	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series J – N/A	Common – 253,338,023 Preferred Series D – 2,363,860 Preferred Series G – 2,779,796 Preferred Series H – 4,172,873 Preferred Series J – 3,200,000
Month #2 02/01/2019 through 02/28/2019	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series J – N/A	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series J – N/A	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series J – N/A	Common – 253,338,023 Preferred Series D – 2,363,860 Preferred Series G – 2,779,796 Preferred Series H – 4,172,873 Preferred Series J – 3,200,000
Month #3 03/01/2019 through 03/31/2019	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series J –	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series J –	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series J –	Common – 254,256,812 Preferred Series D – 2,363,860 Preferred Series G – 2,779,796 Preferred Series H – 4,172,873 Preferred Series J – 3,200,000

	N/A	N/A	N/A
Month #4 04/01/2019 through 04/30/2019	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series J – N/A	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series J – N/A	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series J – N/A	Common –254,256,812 Preferred Series D – 2,363,860 Preferred Series G – 2,779,796 Preferred Series H – 4,172,873 Preferred Series J – 3,200,000
Month #5 05/01/2019 through 05/31/2019	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series J – N/A	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series J – N/A	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series J – N/A	Common – 254,256,812 Preferred Series D – 2,363,860 Preferred Series G – 2,779,796 Preferred Series H – 4,172,873 Preferred Series J – 3,200,000
Month #6 06/01/2019 through 06/30/2019	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series J – N/A	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series J – N/A	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series J – N/A	Common – 255,195,756 Preferred Series D – 2,363,860 Preferred Series G – 2,779,796 Preferred Series H – 4,172,873 Preferred Series J – 3,200,000
Total	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series J –	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series J –	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series J –	N/A

N/A	N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.

The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs semiannually in the Fund’s shareholder reports in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.

The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 10% or more from the net asset value of the shares. Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.
d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.
e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    The Gabelli Equity Trust Inc.

By (Signature and Title)*        /s/ Bruce N. Alpert

                                                  Bruce N. Alpert, Principal Executive Officer

Date    9/5/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Bruce N. Alpert

                                                  Bruce N. Alpert, Principal Executive Officer

Date    9/5/19

By (Signature and Title)*       /s/ John C. Ball

                                                  John C. Ball, Principal Financial Officer and Treasurer

Date     9/5/19

* Print the name and title of each signing officer under his or her signature.